Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 25,260	¥ 66,992
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	34,207	62,936
Loan commitments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(9,435)
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	487
Investment securities [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 1	¥ 4,056